STOCKHOLDERS' EQUITY/DEFICIT	12 Months Ended
Dec. 31, 2021
STOCKHOLDERS' EQUITY/DEFICIT
Note 4 - Stockholders' Equity/deficit

NOTE 4 – STOCKHOLDERS’ EQUITY/DEFICIT

As of December 31, 2021, the Company did not have a stockholder deficit. Stockholder equity as of December 31, 2021 was 6,860,349, while on December 31, 2020 $5,286,620.